Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill.
Balance as of January 1	¥ 66,506
Addition	24		¥ 66,506
Foreign currency translation difference	(6,949)
Balance as of December 31	59,581	$ 8,163	66,506
Impairment charges	¥ 0		¥ 0	¥ 0